Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Aug. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2021 $	2020 $

Trade	112	82

Program rights	4	4

Accrued liabilities	521	541

Accrued network fees	117	129

Interest and dividends	210	217

Related parties (note 29)	24	26

	988	999